Defined Benefit Plans - Additional Information (Detail) € in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2021 EUR (€)	Dec. 31, 2022 EUR (€) yr Plans	Dec. 31, 2021 EUR (€) yr	Dec. 31, 2020 EUR (€)
Disclosure of defined benefit plans [Line Items]
Plan benefit liability		€ 409	€ 3,824	€ 4,593
Defined benefit plan deficit		€ (15)	€ 112
Aegon United Kingdom [member]
Disclosure of defined benefit plans [Line Items]
Remaining average duration of defined benefits obligation | yr		15.3	21
Defined benefit plan deficit		€ 87	€ 119
Contributions were paid into scheme		€ 38	€ 73
Percentage of investment assets allocation in primary equities			17.00%
Percentage of investment liability allocation in fixed interest and inflation-linked bonds and related derivatives		83.00%
Transamerica Corporation [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit plans deficit		€ (102)	€ (7)
Employer contribution to pension plan	€ 91
Number of benefit plans | Plans		2
Remaining average duration of defined benefits obligation | yr		9.8	12.9
Transamerica Corporation [member] | United States [member] | Supplemental pension and retirement plan [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit plans unfunded		€ 197	€ 235
Transamerica Corporation [member] | United States [member] | Post employment healthcare benefits [member]
Disclosure of defined benefit plans [Line Items]
Plan benefit liability		€ 184	€ 220